Expense Example - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025 USD ($)
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,753
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,397
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,216
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	982
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	922
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	1,991
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	2,124
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	1,782
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	982
EQUITY GROWTH FUND | EQUITY GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
EQUITY GROWTH FUND | EQUITY GROWTH FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
EQUITY GROWTH FUND | EQUITY GROWTH FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
EQUITY GROWTH FUND | EQUITY GROWTH FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,753
EQUITY GROWTH FUND | EQUITY GROWTH FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,397
EQUITY GROWTH FUND | EQUITY GROWTH FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
GLOBAL GOLD FUND | GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
GLOBAL GOLD FUND | GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
GLOBAL GOLD FUND | GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,630
GLOBAL GOLD FUND | GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,764
GLOBAL GOLD FUND | GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,409
SMALL COMPANY FUND | SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,049
SMALL COMPANY FUND | SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
SMALL COMPANY FUND | SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	1,838
SMALL COMPANY FUND | SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,971
SMALL COMPANY FUND | SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,623
SMALL COMPANY FUND | SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
UTILITIES FUND | UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 811